Supplemental Guarantor Financial Information - Additional Information (Detail) - USD ($)													12 Months Ended
	Apr. 04, 2018	Apr. 19, 2017	Apr. 06, 2017	Dec. 16, 2016	Jan. 29, 2016	Jan. 25, 2016	Jul. 23, 2015	Jan. 17, 2013	Jul. 16, 2012	Mar. 14, 2011	Jan. 24, 2011	Jan. 06, 2010	Dec. 31, 2017	Aug. 21, 2017
Disclosure of supplemental guarantor information [line items]
Notes issued	$ 10,000,000,000										$ 500,000,000	$ 500,000,000
Interest rate												6.375%
Maturity date											15 February 2021	2040
Remaining principal												$ 240,000,000
Issuance closed date											27 January 2011
Ownership percentage of parent in guarantor subsidiaries													100.00%
Anheuser Busch InBev Finance Inc. [member]
Disclosure of supplemental guarantor information [line items]
Notes issued				$ 6,800,000,000
Principal amount						$ 46,000,000,000
8.2% notes due on 2039 [member]
Disclosure of supplemental guarantor information [line items]
Notes issued										$ 1,250,000,000
Interest rate										8.20%
Maturity date										2039
6.875% notes due on 2019 [member]
Disclosure of supplemental guarantor information [line items]
Notes issued										$ 1,000,000,000
Interest rate										6.875%
Maturity date										2019
8.0% notes due on 2039 [member]
Disclosure of supplemental guarantor information [line items]
Notes issued										$ 450,000,000
Interest rate										8.00%
Maturity date										2039
Notes due 2048 [member] | Anheuser Busch InBev Worldwide Inc. [member]
Disclosure of supplemental guarantor information [line items]
Notes issued		$ 1,735,171,000	$ 1,735,171,000
Interest rate		4.439%	4.439%
Maturity date		6 October 2048	6 October 2048
4.439% notes due 2048 [member] | Anheuser Busch InBev Worldwide Inc. [member]
Disclosure of supplemental guarantor information [line items]
Notes issued														$ 1,735,171,000
Interest rate														4.439%
Fixed interest rate [member]
Disclosure of supplemental guarantor information [line items]
Interest rate											4.375%
Fixed interest rate [member] | Notes due 2022 [member]
Disclosure of supplemental guarantor information [line items]
Interest rate	4.00%
Fixed interest rate [member] | Notes due 2022 [member] | Anheuser Busch InBev Finance Inc. [member]
Disclosure of supplemental guarantor information [line items]
Notes issued				$ 2,350,000,000					$ 3,000,000,000
Interest rate				3.75%					2.50%
Maturity date				2022					2022
Fixed interest rate [member] | Notes due 2042 [member] | Anheuser Busch InBev Finance Inc. [member]
Disclosure of supplemental guarantor information [line items]
Notes issued									$ 1,000,000,000
Interest rate									3.75%
Maturity date									2042
Fixed interest rate [member] | Notes due 2023 [member] | Anheuser Busch InBev Finance Inc. [member]
Disclosure of supplemental guarantor information [line items]
Notes issued								$ 1,250,000,000
Interest rate						3.30%		2.625%
Maturity date						2023		2023
Principal amount						$ 11,000,000,000
Fixed interest rate [member] | Notes Due 2043 [member] | Anheuser Busch InBev Finance Inc. [member]
Disclosure of supplemental guarantor information [line items]
Notes issued								$ 750,000,000
Interest rate								4.00%
Maturity date								2043
Fixed interest rate [member] | Notes due 2019 [member] | Anheuser Busch InBev Finance Inc. [member]
Disclosure of supplemental guarantor information [line items]
Principal amount						$ 7,500,000,000
Fixed interest rate [member] | Notes Due 2045 [member] | Anheuser Busch InBev Finance Inc. [member]
Disclosure of supplemental guarantor information [line items]
Notes issued							$ 565,000,000
Interest rate							4.60%
Maturity date							2045
Fixed interest rate [member] | Notes due 2021 [member] | Anheuser Busch InBev Finance Inc. [member]
Disclosure of supplemental guarantor information [line items]
Interest rate						2.65%
Maturity date						2021
Principal amount						$ 6,000,000,000
Fixed interest rate [member] | Notes due 2026 [member] | Anheuser Busch InBev Finance Inc. [member]
Disclosure of supplemental guarantor information [line items]
Interest rate						3.65%
Maturity date						2026
Principal amount						$ 6,000,000,000
Fixed interest rate [member] | Notes due 2036 [member] | Anheuser Busch InBev Finance Inc. [member]
Disclosure of supplemental guarantor information [line items]
Interest rate						4.70%
Maturity date						2036
Principal amount						$ 11,000,000,000
Fixed interest rate [member] | Notes Due 2046 [member]
Disclosure of supplemental guarantor information [line items]
Notes issued					$ 1,470,000,000
Interest rate					4.915%
Maturity date					2046
Fixed interest rate [member] | Notes Due 2046 [member] | Anheuser Busch InBev Finance Inc. [member]
Disclosure of supplemental guarantor information [line items]
Interest rate						4.90%
Maturity date						2046
Fixed interest rate [member] | Notes due 2018 [member] | Anheuser Busch InBev Finance Inc. [member]
Disclosure of supplemental guarantor information [line items]
Notes issued				$ 641,000,000
Interest rate				2.20%
Maturity date				2018
Fixed interest rate [member] | Notes due 2033 [member] | Anheuser Busch InBev Finance Inc. [member]
Disclosure of supplemental guarantor information [line items]
Notes issued				$ 298,000,000
Interest rate				6.625%
Maturity date				2033
Fixed interest rate [member] | Notes due 2035 [member] | Anheuser Busch InBev Finance Inc. [member]
Disclosure of supplemental guarantor information [line items]
Notes issued				$ 300,000,000
Interest rate				5.875%
Maturity date				2035
Fixed interest rate [member] | Notes due 2042 [member] | Anheuser Busch InBev Finance Inc. [member]
Disclosure of supplemental guarantor information [line items]
Notes issued				$ 1,490,000,000
Interest rate				4.95%
Maturity date				2042
Fixed interest rate [member] | Notes due 2048 [member]
Disclosure of supplemental guarantor information [line items]
Notes issued	$ 2,500,000,000
Interest rate	4.60%
Maturity date	2048
Fixed interest rate [member] | Notes due 2024 [member]
Disclosure of supplemental guarantor information [line items]
Notes issued	$ 1,500,000,000
Interest rate	3.50%
Maturity date	2024
Fixed interest rate [member] | Notes due 2028 [member]
Disclosure of supplemental guarantor information [line items]
Notes issued	$ 2,500,000,000
Maturity date	2028
Fixed interest rate [member] | Notes due 2038 [Member]
Disclosure of supplemental guarantor information [line items]
Notes issued	$ 2,500,000,000
Interest rate	4.375%
Maturity date	2038
Fixed interest rate [member] | Notes due 2058 [Member]
Disclosure of supplemental guarantor information [line items]
Notes issued	$ 1,500,000,000
Interest rate	4.75%
Maturity date	2058
Floating interest rate [member] | Anheuser Busch InBev Finance Inc. [member]
Disclosure of supplemental guarantor information [line items]
Notes issued				$ 309,000,000
Floating interest rate [member] | Notes due 2021 [member] | Anheuser Busch InBev Finance Inc. [member]
Disclosure of supplemental guarantor information [line items]
Maturity date						2021
Floating interest rate [member] | Notes Due 2046 [member] | Anheuser Busch InBev Finance Inc. [member]
Disclosure of supplemental guarantor information [line items]
Principal amount						$ 500,000,000
Floating interest rate [member] | Notes due 2018 [member] | Anheuser Busch InBev Finance Inc. [member]
Disclosure of supplemental guarantor information [line items]
Maturity date				2018
Floating interest rate [member] | Notes due 2024 [member]
Disclosure of supplemental guarantor information [line items]
Notes issued	$ 500,000,000
Floating interest rate above three-month LIBOR [Member] | Notes due 2021 [member] | Anheuser Busch InBev Finance Inc. [member]
Disclosure of supplemental guarantor information [line items]
Interest rate						1.26%
Floating interest rate above three-month LIBOR [Member] | Notes due 2018 [member] | Anheuser Busch InBev Finance Inc. [member]
Disclosure of supplemental guarantor information [line items]
Interest rate				0.69%
Floating interest rate above three-month LIBOR [Member] | Notes due 2024 [member]
Disclosure of supplemental guarantor information [line items]
Interest rate	74.00%